STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 13. STOCK-BASED COMPENSATION

The Company granted options and restricted stock awards under its 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company is authorized to grant options or restricted stock for up to 2,000,000 shares of Common Stock. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 1,142,857 to 2,000,000. Options or restricted stock awards may be granted to employees, the Company’s board of directors, and external consultants who provide services to the Company. Options and restricted stock awards granted under the 2014 Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant. The 2014 Plan expired according to the respective 10-year term of the 2014 Plan in March 2024. A new 2024 Incentive Compensation Plan (the “2024 Plan”) was approved at the Annual Meeting of Shareholders on June 4, 2024.

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024

Research and development	$21,250	$21,882
General and administrative	305,366	260,731
Total stock-based compensation expense	$326,616	$282,613

The following table summarizes stock option activity under the 2014 Plan and 2024 Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2024	304,125	$6.95	4.45	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at March 31, 2025	304,125	$6.95	4.20	—

Vested and exercisable at March 31, 2025	304,125	$6.95	4.20	—

As of March 31, 2025, there was no unrecognized compensation cost related to non-vested stock options.

The following table summarizes restricted stock award activity under the 2014 Plan and 2024 Plan:

	Number of			As of March 31, 2025
	restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2024	1,326,861	$1.99	$2,636,259	1,072,838	254,023
Granted	253,398	0.84	212,875	66,658	186,740
Forfeited	(10,289)	0.81	(8,334)	—	(10,289)
Balance at March 31, 2025	1,569,970	$2.24	$2,840,800	1,139,496	430,474

During the three months ended March 31, 2025, the Company issued restricted stock awards (“RSAs”) for an aggregate of 243,109 shares of Common Stock to employees, non-employees, and the board of directors. The shares vest in equal monthly installments over terms of immediately and up to three years, subject to the employees and non-employees providing continuous service through the vesting date. During the three months ended March 31, 2025, 92,601 shares vested from RSAs granted prior to January 1, 2025, and 66,658 shares vested from RSAs granted during the three months ended March 31, 2025.

Note 13. STOCK-BASED COMPENSATION

The Company granted options and restricted stock awards under its 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company was authorized to grant options or restricted stock for up to 2,000,000 shares of Common Stock. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 1,142,857 to 2,000,000. Options or restricted stock awards may be granted to employees, the Company’s board of directors, and external consultants who provide services to the Company. Options and restricted stock awards granted under the 2014 Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant. The 2014 Plan expired according to the respective 10-year term of the 2014 Plan in March 2024. A new 2024 Incentive Compensation Plan (the “2024 Plan”) was approved at the Annual Meeting of Shareholders on June 4, 2024.

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	2024	2023

Research and development	$99,174	$37,131
Selling, general and administrative	890,507	711,692
Total stock-based compensation expense	$989,681	$748,823

The following table summarizes stock option activity under the 2014 and 2024 Plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	683,695	$3.99	2.9	$158,332
Granted	—	—	—	—
Exercised	(208,031)	1.16	—	—
Forfeited	(171,539)	2.16	—	—
Outstanding at December 31, 2024	304,125	$6.95	4.20	$—

Vested and exercisable at December 31, 2024	304,125	$6.95	4.20	$—

As of December 31, 2024, there was no unrecognized compensation cost related to non-vested stock options.

During the year ended December 31, 2024, 208,031 options were exercised at an exercise price of $1.155, of which 143,183 options were from a cashless exercise, and 137,854 options were forfeited due to a cashless exercise.

Restricted Stock Awards

The following table summarizes restricted stock award activity under the 2014 and 2024 Plan:

				As of December 31, 2024
	Number of restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2023	540,969	$2.24	$1,209,400	462,298	78,671
Granted	865,423	1.81	1,570,834	517,941	347,482
Forfeited	(77,096)	1.80	(139,173)	—	(77,096)
Balance at December 31, 2024	1,329,296	$2.24	$2,641,061	980,239	349,057

During the year ended December 31, 2024, the Company issued restricted stock awards (“RSAs”) for 865,423 shares of Common Stock to employees, non-employees, and the Board of Directors. The shares vest in equal monthly installments over terms of between immediately up to three years, subject to the employees and non-employees providing continuous service through the vesting date. During the year ended December 31, 2024, 31,973 shares vested from RSAs granted prior to January 1, 2024, and 517,943 shares vested from RSAs granted during the year ended December 31, 2024.

During the year ended December 31, 2023, the Company issued RSAs for 431,028 shares of Common Stock to employees and non-employees. The shares vest in equal monthly installments over terms of between immediately up to one year, subject to the employees and non-employees providing continuous service through the vesting date. During the year ended December 31, 2023, 59,051 shares vested from RSAs previously issued.